EMPLOYEE BENEFITS (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 3,526,884	R$ 3,683,575	R$ 3,713,099
Plan assets percentage	100.00%	100.00%	100.00%
Variable Income [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 291,676	R$ 358,124	R$ 190,455
Plan assets percentage	8.27%	9.72%	5.13%
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 2,786,582	R$ 2,916,385	R$ 3,143,056
Plan assets percentage	79.01%	79.17%	84.65%
Real Estates [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 266,080	R$ 225,421	R$ 201,870
Plan assets percentage	7.54%	6.12%	5.44%
Others Plan Assets [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 182,546	R$ 183,645	R$ 177,718
Plan assets percentage	5.18%	4.99%	4.78%